Stockholders' Equity - Company Recognized Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 85,971	$ 213,890	$ 184,004	$ 452,080	$ 862,281	$ 911,398
General And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	61,365	140,158	137,378	292,340	574,244	237,103
Cost Of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	524	1,341	562	3,731	964	13,776
Selling And Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	5,749	11,311	10,604	25,458	45,951	56,732
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense	$ 18,333	$ 61,080	$ 35,460	$ 130,551	$ 241,122	$ 603,787